787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 29, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: SunAmerica Focused Series, Inc. (Registration File Nos. 333-11283 and 811-07797) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we have filed with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Amendment”) on June 29, 2009.

The Amendment consists of a supplement describing a new class of shares of the Focused Growth and Income Portfolio (the “Fund”), a series of the Registrant, and incorporates by reference the prospectus and statement of additional information contained in Post-Effective Amendment No. 58 to the Registrant’s Registration Statement, which was filed on February 27, 2009. The supplement – which applies only to the Fund – relates solely to the introduction of a new class, Class I shares, to the Fund. Class I shares currently are offered by several other series of the Registrant. The disclosure relating to Class I shares of the Registrant has been reviewed by the staff of the Commission in connection with other series of the Registrant that currently offer Class I shares. Consequently, on behalf of the Registrant, we request that the Amendment be given limited or no review by the staff of the Commission.

If you have any questions, please do not hesitate to call the undersigned at (212) 728-8681.

Sincerely,

/s/    Jack D. Cohen

Jack D. Cohen

cc: Kathleen D. Fuentes, Esq.

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